Prepaid expenses and deposits	6 Months Ended
Jun. 30, 2025
Prepaid expenses and deposits [abstract]
Prepaid expenses and deposits

5. Prepaid expenses and deposits

The Company’s prepaid expenses and deposits include the following:

	June 30, 2025	December 31, 2024
	$	$
Research and development	27,790	26,348
Insurance	47,197	36,162
Other prepaids and deposits	378,237	6,526
	453,224	69,036